Financial instruments and financial risk management (Detail Textuals) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 347,210	$ (22,821)
Derivative liability			$ 575,723
Percentage of volatility used was increased			10.00%
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 268,926
Change in market interest rates	1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 2,912,229
Change in the US dollars to Canadian dollar exchange rate	10.00%